John Hancock
Retirement Rising Distribution Portfolio

SUMMARY PROSPECTUS 4–30–10 (as revised 12-30-10)

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at www.jhfunds.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 1-800-225-5291 or by sending an e-mail request to info@jhfunds.com. The fund’s prospectus and statement of additional information both dated April 30, 2010, are both incorporated by reference into this Summary Prospectus.

 Class A: JRRAX

Investment objective

The fund seeks to provide a stated, targeted (non-guaranteed) quarterly distribution. As a secondary objective the fund seeks capital appreciation. This investment objective is nonfundamental which means that it can be changed by the Board of Trustees of the fund without shareholder approval.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 17-18 of the prospectus under “Sales charge reductions and waivers” or pages 81-82 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on purchases of $1 million or more	)

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A

Management fee	0.21

Distribution and service (12b-1) fees	0.30

Other expenses[1]	1.99

Acquired fund fees and expenses	0.65

Total annual fund operating expenses[2]	3.15

Contractual expense reimbursement[3]	−1.86

Total annual fund operating expenses after expense reimbursements	1.29

1	“Other expenses” shown exclude certain one time fees incurred in the prior fiscal year. Had these fees been included, “Other expenses” would have been 2.04% for Class A.
2	The Total annual fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (i.e., underlying funds) (each, an Acquired fund). The Total annual fund operating expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial Highlights section, which does not include Acquired fund fees and expenses.
3	The adviser has contractually agreed to reimburse certain fund level expenses (excluding management fees, acquired fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. The adviser has also agreed to contractually reimburse on Class A specific expenses (which include 12b-1, transfer agent, blue sky, and printing and postage) that exceed 0.35%. These expense reimbursements shall continue in effect until at least April 30, 2011 and thereafter until terminated by the adviser if the investment adviser determines that they are no longer needed because the fund is benefitting from economies of scale.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A

1 Year	625

3 Years	1,257

5 Years	1,913

10 Years	3,662

An Asset Allocation Fund

 John Hancock Retirement Rising Distribution Portfolio

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies

The fund is designed for investors seeking a modest level of distributions that have the potential to increase with inflation and the potential for modest capital appreciation over the long-term. Although the fund seeks capital appreciation as a secondary objective, the fund is not designed for significant wealth accumulation and is primarily intended to provide for distribution of assets over the long-term.

The initial targeted annual distribution rate is $0.40 per share. The fund intends to increase the distribution rate annually by the rate of inflation as measured by the average annual change in the Consumer Price Index (All Urban Consumers) over the three year period ended on November 30 of each year. For example, if the Rate of Inflation is 3%, then the annual distribution rate will be increased 3% from $0.40 per share to $0.412 per share. The annual increase in the distribution rate will be reflected in the first quarterly distribution each year.

This distribution rate, including the annual increase by the Rate of Inflation, is not guaranteed and may be decreased or increased in the future. The prospectus will be supplemented if the distribution rate is changed. The current distribution rate is available at www.jhfunds.com.

The fund is a “fund of funds” that invests in a number of underlying funds as well as directly in securities and in certain derivative instruments. The subadviser to the fund allocates the assets of the fund among the underlying funds and other investments according to an asset allocation strategy that seeks to achieve the fund’s investment objective.

The fund may invest in exchange traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments.

The fund may invest in cash and cash equivalent securities within a wide range (0% to 100% of net assets) when the subadviser believes that the fund could benefit from maintaining a higher cash exposure.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Retirement distribution risk Market fluctuations will affect the performance of the fund, and may impact the ability of the fund to make its target distribution.

Risks of investing in the underlying funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Past performance

Calendar year total returns These do not include sales charges and would have been lower if they did. The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 a.m. and 7:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns — Class A (%)

2008	2009
−23.12	26.35

Best quarter: Q2 ’09, 14.72%

Worst quarter: Q4 ’08, −12.65%

 John Hancock Retirement Rising Distribution Portfolio

Average annual total returns (%)	1 Year	Inception

as of 12-31-09		1-2-08

Class A before tax	20.04	−3.94

After tax on distributions	18.38	−5.34

After tax on distributions, with sale	12.90	−4.17

S&P 500 Index[1]	26.46	−10.74

Barclays Capital U.S. Aggregate Bond Index[1]	5.93	5.58

50% S&P 500 Index/50% Barclays Capital U.S. Aggregate Bond Index	16.34	−2.29

1	Previously, the sole index shown was the blended 50% S&P 500 Index/50% Barclays Capital U.S. Aggregate Bond Index. The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to show the individual returns of broad-based securities market indexes.

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Bob Boyda
Senior Managing Director and Senior Portfolio Manager

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Manager of the fund since 2010

Steve Medina
Senior Managing Director and Senior Portfolio Manager

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Manager of the fund since 2010

Don Rich
Head of Tactical Asset Allocation

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio Manager of the fund since 2010

Bruce Speca
Head of Global Asset Allocation

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Manager of the fund since 2010

Steve Orlich
Senior Managing Director and Senior Portfolio Manager

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio Manager of the fund since 2008

Scott Warlow
Managing Director

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio Manager of the fund since 2008

Purchase and sale of fund shares

The minimum initial investment requirement for Class A shares of the fund is $50,000. There are no subsequent investment requirements. You may redeem shares of the fund on any business day through our Web site: www.jhfunds.com; by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or by telephone: 1-800-225-5291.

Taxes

The fund typically declares and pays income dividends quarterly and capital gains, if any, at least annually. The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case such distributions may be taxable at a later date. Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

© 2010 John Hancock Funds, LLC    3320SP 12-30-10    SEC file number: 811-21779